Key management compensation and related party transactions (Tables)	12 Months Ended
Oct. 31, 2019
Disclosure of transactions between related parties [abstract]
Disclosure of key management compensation [Table Text Block]
	2019	2018	2017
Professional, other fees, and salaries	$4,684	$235,297	$667,724
Stock-based compensation	-	44,740	382,531
	$4,684	$280,037	$1,050,255